Commitments (Details Textual) - USD ($)	6 Months Ended	8 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Other Commitments [Line Items]
Underwriting Commission	6.00%	6.00%
Underwriting Commitments, Paid Percentage	2.50%	2.50%
Underwriting Commitments, Deferred Percentage	3.50%	3.50%
Underwriting Commitments, Paid Amount	$ 5,000,000	$ 5,000,000
Underwriting Commitments, Deferred Amount	$ 7,000,000	$ 7,000,000